Exhibit 99.2

EXECUTIVE NARRATIVE:

This Executive Summary summarizes the independent third-party due diligence review (the “Review”) conducted on 238 residential transition loans and 99 Sponsor Approvals by Recovco Mortgage Management, LLC (“Recovco”) on behalf of its clients, Rithm Capital LLC (the “Client”).

Recovco’s reports, which are to be made available to the recipient by the Client, include the loan-level results of Recovco’s independent, third-party due diligence review conducted for the Client.

Recovco performed certain due diligence services described below on residential mortgages. The review was conducted on behalf of Client from Jan 2022 to March 2024 via file images provided by the Client for the review.

DESCRIPTION OF SERVICES:

Recovco was instructed to perform a credit, data validation, and valuation review (the “Review Population”).

LOAN REVIEW POPULATION:

Recovco does not know the size of the overall securitization population and other third-party review firms that may have been engaged.

The table below summarizes the reviews conducted by Recovco on the 238 Property loans:

Review	Reviewed Total	% of Sample
Data Integrity Population	238	100.00%
Credit Population	238	100.00%
Valuation Population	238	100.00%

The table below summarizes the reviews conducted by Recovco on the 99 Sponsor Approvals:

Review	Reviewed Total	% of Sample
Data Integrity Population	99	100.00%
Credit Population	99	100.00%

DATA INTEGRITY:

Where available, Recovco compared the data fields below on the bid tape provided by the Client to the data found in the actual file as captured by Recovco. This information may not have been available for all mortgage loans. This comparison included the following data fields:

Last Name	Appraised Value	1st Rate Chg Date	Rate Index	Rounding Code
First Name	Sale Price	Prepay Months	Amortization Term	Lookback Period
Occupancy	LTV	MI Company	Neg Am Flag	Initial Rate Cap
Purpose	CLTV	MI Coverage	IO Term	Periodic Rate Cap
Address	Note Date	Next Due Date	PP Terms	Life Rate Cap
State	Loan Amount	Property Units	PP Months	Life Rate Floor
Zip	First Payment Date	Maturity Date	Balloon Flag	Margin
Property Type	Original Rate	DTI	Next Rate Chg Date	Reset Frequency
Lien Position	Original P&I	Self Employed Flag	First Pymt Chg Date
Orig Credit Score	Interest Only Flag		Next Pymt Chg Date

CREDIT UNDERWRITING:

Recovco performed a review of the loan package to determine whether such package meets the credit and property underwriting criteria of applicable guidelines, in effect at the time of such loan’s origination and that adequate support for the underwriting decision is contained in the file. Recovco reported to Client any exceptions utilizing Client accessed Recovco systems or other mutually agreed upon written report.

To complete these activities, Recovco completed a review utilizing the following review scope:

Residential Transition Loan Review

CREDIT REVIEW

Recovco will review the loan file for conformity of the items listed below to the underwriting guidelines that were provided to Recovco by Client.

Guideline Review: Recovco will review each mortgage loan originated in accordance with guidelines provided by the Client to include if applicable:

•	Transaction type
•	Borrower characteristics
•	Loan characteristics

•	LTV/CLTV/LTC (as applicable)
•	Representative credit score,
•	Asset reserves
•	Property type
•	Property usage
•	Occupancy

Credit Application: For the Credit Application, Recovco will review the application for: (i) was signed by all listed borrowers and/or guarantors, and (ii) was substantially filled out (if required by client guidelines)

Credit Report: Recovco’s review will include: the presence of a credit report for each borrower or guarantor and that the credit profile & representative credit score adhered to guidelines.

Borrower Experience: Recovco will review documentation provided, such as REO Schedule or Track Record and compare to guideline requirements, as applicable.

Property Management Experience: Recovco will review the property management questionnaire or other documentation to support the experience necessary per guidelines.

Business Entity Documents: Recovco will review the Business Entity documentation provided as outlined and required per guidelines, which could include Articles of Incorporation, Articles of Organization, Operating Agreement, By-Laws, Certificate of Good Standing, Members Consent, or other documentation required by guidelines.

Guarantor: Recovco will review the guarantor as outlined in the guidelines

Asset Review: Recovco will review the asset documentation provided in the loan files to the guideline requirements. Utilizing this documentation, Recovco will complete a review of the reserve calculation.

Hazard/Flood Insurance/Taxes: Recovco will review the documentation provided for the hazard insurance, flood insurance (if applicable) and RE taxes as applicable per guidelines.

Occupancy Review: Recovco will review the property occupancy is consistent with the mortgage loan approval and borrowers’ application disclosure based solely on information contained in the mortgage loan file and any fraud report obtained in connection with the mortgage loan.

Business Purpose Affidavit: Recovco will review for the present of affidavit confirming the property will be for commercial/investment purpose, including any cash out and they the subject property or any proceeds will not be for personal use.

Background or Fraud Report: Recovco will review the background or fraud report results in each mortgage loan file, to the extent present, in conjunction with source documents found in the mortgage loan file to assess the likelihood of any misrepresentations associated with the origination of the mortgage loan. If the mortgage loan file did not contain a fraud report and the counterparty did not produce one, Recovco will condition the mortgage loan for the missing fraud report product.

Closing Document Review: Recovco will review the closing documents are present, Borrower(s) names, Subject Property Address, Legal Description, Signed by Borrowers

Valuation Review

VALUATION REVIEW

Recovco’s review will include a review of the valuation materials utilized during the origination of the loan and in confirming the value of the underlying property.

Recovco’s review will include:

•	the appropriate form,
•	materially complete
•	the address matched the mortgage note,
•	in conformity with the guideline requirements for the property type in question,
•	completed by an appraiser that was actively licensed to perform the valuation,
•	completed such that the named client on the appraisal report is the lender or a related entity that is permitted to engage the lender per Title XI of FIRREA,
•	made and signed prior to the final approval of the mortgage loan application,
•	completed and dated within the guideline restrictions,
•	the current use of the property is legal or legal non-conforming (grandfathered)
•	Photos present for Subject property and comparables
•	the appraisal report does not include any apparent environmental problems
•	made on an “as is” basis or provides satisfactory evidence of completion of all material conditions including all inspections, licenses, and certificates (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

FIRREA Title XI – Check for the presence of the appraiser’s license and review for the presence of any red flags that may pose a risk to the property or occupants.

USPAP – Review the appraiser’s certification is present and executed within the original appraisal.

Ground-Up Review

A.	Valuation Component:

1)	Recovco will review the origination appraisal in accordance with the following criteria, and provide Client with a written summary of such results:
•	Verify the appraisal was conducted by a State Certified Appraiser or State Licensed Appraiser
•	Verify the report was written, dated and signed by the appraiser; and
•	On a pre-renovation or post–renovation basis, Recovco will review BPOs and/or appraisals provided by Client for completeness, reasonableness, methodology and accuracy.
•	Review Construction estimate

2)	Recovco will confirm the property meets Client’s asset type guidelines

Examples of restricted properties could include:

•	Coop
•	Land Lot
•	Manufactured home
•	Mixed-use
•	Commercial structure

3)	Recovco will verify that the property valuation was completed in accordance with the Federal National Mortgage Association Appraisal Reports (forms 1004 or 2055) and that the appraisal is not aged more than per applicable guidelines.

4)	Recovco will review valuation verification sources (Appraisal, Broker Price Opinion, Automated Valuation Model) provided, confirming that the value product that was utilized as part of the origination decision was directly accessible to Recovco. If more than one valuation was provided, Recovco confirmed consistency among the valuation products and if there were discrepancies that could not be resolved, Recovco created exception. Please note that a secondary valuation product was not obtained or reviewed for all loans.

B.	Title:

1)	Confirm that the title company providing the Title Insurance Policy for a Borrower Real Property is a Qualified Title Insurance Company and ensure there is proper coverage

C.	Acquisition Validation:

1)	Review the purchase documentation provided by a borrower

2)	Compare the acquisition amounts provided by a borrower against the documentation provided

3)	Provide exception reports identifying any discrepancies.
•	Exception threshold shall be $1.00.
•	Documents reviewed will be representative with the purchase type.

D.	Guideline Review:

1)	Recovco will review each loan using guidelines provided by the Client as such are amended from time to time and provided to Recovco (the “Policy / Guidelines”).
•	The result of this review will be to ascertain conformance with the Guidelines and to assign an event grade to each loan.
•	Confirm the loan file is complete in accordance to the underwriting guidelines, based on documentation in the loan file

2)	Borrower Underwriting
•	Borrower Liquidity – Review and confirm borrowers liquidity position adheres to Policy / Guidelines
•	Credit / Background Check – Review and confirm each guarantor / owner of the borrowing entity requirements meet Policy / Guidelines
•	Property Management Questionnaire – Review the questionnaire to confirm management experience meets Policy / Guidelines
•	Borrower Entity – Confirm the entity is in good standing and duly formed (if applicable documents in the file.) Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file.)

3)	Re-calculate LTV and, if applicable, LTC, and compare these against the stated underwriting guidelines

4)	Permitted Loan Terms – Confirm the loan terms are eligible per the Policy / Guidelines

5)	Property Requirements – Confirm the loan property and market requirements are eligible per the underwriting policy

6)	Condominium Requirements – Confirm Condo Master Policy is present and meet the Policy / Guidelines

7)	Confirm that credit scores (FICO) were within underwriting policy / guidelines (If applicable based on entity type)

8)	Review and verify Occupancy status (for Investment/Business purpose only and not for primary residence)

9)	Review and verify all property attributes were within underwriting policy / guidelines

10)	Review and verify all property insurance guideline requirements were met at originations

11)	Recovco will review a Fraud Report or other report provided by the Client to determine if there are any adverse findings

12)	Preliminary / Commitment Title – Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens

E.	Document Review:

1)	Verify that each loan file contains the following material documentation and that each document is complete and in all material respects.

•	Loan Application – Verify the presence and completeness of the loan application, Leases, market rent addendum, and 12 month operating history

•	Business Purpose Certification / Affidavit – Verify presence and completeness of the BPC

•	Proof of Liquidity /Assets – Confirm the Prescence of adequate asset documentation to comply with the underwriting Policy / Guidelines.

•	Credit Report / Background Check – Verify the Prescence of a credit report for each borrower and background check.

•	Proof of Insurance – Verify Prescence of insurance cert for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan

•	Collateral Documentation – Confirm the presence, completeness, and proper vesting of required collateral documentation including note, allonge, mortgage / deed of trust, riders, subordination agreements, assignments, purchase and sales agreements, guaranty, settlement statements and title policies

•	Borrower Rehab Agreement Budget (if applicable) – If property rehabilitation is contemplated, validate the presence and completeness of the budget

•	Operating Agreement / Partnership Agreement / ByLaws

•	P&S Agreement – Confirm P&S or Trustee Agreement if acquired within 90 days

•	Certificate of Good Standing – Must meet lending policy / guideline requirements

•	Property Management Questionnaire

•	Guaranty

CREDIT EVENT GRADE
A	The loan meets the published guidelines without exception or waiver. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable. QM designation status has been confirmed.
B	The loan does not meet every applicable requirement of the underwriting guidelines; however, the majority of requirements are met, and strong compensating factors have been document in support of guideline exceptions.
C	The loan does not meet every applicable requirement of the underwriting guidelines due to limited, weak or no compensating factors to support the exception. Status of occupancy, employment, income and asset were not remedied or were remediated post-closing. Fully supported. Fraud was identified and/or credit document defects were not remedies or were remediated post-closing. Lender/aggregator QC designation was not confirmed. The loan file was not provided for review or not sufficiently document in order to complete the review.
D	The loan file was not provided for review or not sufficiently document in order to complete the review.

VALUATION EVENT GRADE
A	The property appears complete and property and valuation meet the required underwriting policy / guidelines and were completed on standard agency approved forms.
B	The property does not meet one or more applicable property valuation policy / guidelines, however more of the loan characteristics are within the guidelines and there are possible compensating factors documented.
C	The loan does not meet every applicable property valuation policy / guidelines; the appraisal was not thorough and complete; and/or the value is not supported within of the required threshold of the original appraised value. The appraisal was not conducted on an agency approved form and/or appraiser was not appropriately licensed. The file was missing the appraisal or there was insufficient valuation documentation to perform a review.
D	The file was missing the appraisal or there was insufficient valuation documentation to perform a review.

OVERALL EVENT GRADE
A	Loan meets Credit, Compliance, and Valuation guidelines and has sufficient accuracy and completeness of data to conduct a thorough review.
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit; is in material compliance with all applicable laws and regulations; and the value are supported and substantially meet guidelines.
C	The loan does not meet the published guidelines; and/or violates one material law or regulation; and/or the value is not supported or did not meet guidelines.
D	Loan is missing documentation to perform an adequate review.

FINDINGS SUMMARY:

238 Residential Transition Loans

OVERALL REVIEW RESULTS
Grade	Count
A	228
B	10
C	0
D	0

CREDIT REVIEW RESULTS
Grade	Count
A	229
B	9
C	0
D	0

VALUATION REVIEW RESULTS
Grade	Count

A	237
B	1
C	0
D	0

99 Sponsor Approvals

OVERALL REVIEW RESULTS
Grade	Count
A	87
B	12
C	0
D	0

CREDIT REVIEW RESULTS
Grade	Count
A	87
B	12
C	0
D	0

DATA INTEGRITY REVIEW RESULTS SUMMARY TABLE:

For the 238 Residential Transition Loans included within the Data Integrity population below list the results of the discrepancies

Field Name	Loan Count
ARM Index Margin %	1
First Pay Change Date	9
First Rate Change Date	9
First Payment Date	2
Interest Only Period	1
Next Pay Change Date	14
Next Rate Change Date	13
Original Balance (or Line Amount)	1
Original Note Doc Date	213

Original Stated P&I	1
Original Stated Rate	6
Sales Price (HUD-1 Line 101)	1
Stated Maturity Date	2
Subject Property Type	8

Final Loan List for Due Diligence Review:

238 Residential Transition Loans

Count	Recovco Loan ID	Loan #1	Count	Recovco Loan ID	Loan #1
1	BK0O4BJAS4D	G22048939	121	CJVS3ORQMIR	G23114590
2	RH0FCOUSNY0	G22069573	122	5A12UNAKQVI	G23114596
3	FJTIU4YUQP2	G22070091	123	FIWEOYT5J3T	G23114599
4	SHAX4R1MTOL	G22079983	124	G12NWEYKE2U	G23114604
5	A2Y1NV0T3JD	G22080155	125	S0HYS2ODINB	G23114608
6	DPVWPTO03W5	G22080168	126	BIEBYUQJ1R2	G23114639
7	1520WRC0QBE	G22080218	127	APB2BDWKOTB	G22017911
8	ZLEDBMT5HXO	G22080347	128	3AWBVTDKHKA	G22048952
9	XOFJEX5LAEB	G22090627	129	Q3XS00XCOUM	G22048968
10	TYSX2SW2KYO	G22100733	130	WFHP1JVJ4BT	G22059296
11	H3SOPDDPB41	G22100734	131	GTG5MWNWG5T	G22059351
12	WFQSJGMDWHA	G22100804	132	IF433I2NCNJ	G22069809
13	V0HAI1DRLKF	G22100830	133	AIJTLJWPYPT	G22079985
14	CYA1TP2TKEO	G22110983	134	IRDBZNWZ2S3	G22079995

15	J2YVBP3OS4R	G22111048	135	Q2SMB0GLWFX	G22079996
16	2UUQT305NOU	G22111161	136	X20V4YSYC22	G22079997
17	W3EPSRFEIIV	G22111197	137	MP3ZL4GQZ5H	G22080251
18	SZBWQCITMJP	G22121262	138	K1R5N3GFXK2	G22080356
19	C1HDVSQWQTE	G22121413	139	T2IDDUQEA0D	G22100744
20	OOQM4UGN0QS	G22121424	140	N3A5PIUBM5D	G22100867
21	00SKXCLCHYX	G22121515	141	HWM4F0VTV4V	G22121334
22	MVLWYTULTTY	G23011816	142	IYDMCPZNXMN	G22121590
23	XJZ1NROS54I	G23021919	143	NNGE00MX01W	G23011609
24	PTZ1Q3KYXLM	G23021921	144	H4EHJHPP0L3	G23021916
25	Z22EA3OL5AN	G23032085	145	SC2V4P2B2OO	G23022013
26	U5T1HPD2IVP	G23032091	146	RWEMMDI0IWS	G23022055
27	05HFO5SAWKO	G23032110	147	RWCAQLTSY0B	G23032188
28	HQ03CIVE0VR	G23032191	148	SEAHQ03NDGI	G23032302
29	NR2L5MACBV4	G23032242	149	BN0CNTUJV4B	G23042414
30	OXVVOWXQYX1	G23032339	150	B5DPKAEU4H4	G23042416
31	FMGIBMUYYMZ	G23042540	151	4WKGEHLI4GG	G23042454
32	VTTPE14HFME	G23042542	152	JC0P5Z5EIEO	G23042491
33	1F1LYDDIFSC	G23042546	153	KF5CMBFHA5A	G23052703
34	3DNJNDQGK05	G23052668	154	BRSTOPFULMC	G23052732
35	YTTNHYXDFVO	G23052718	155	ER3PLGB4FXR	G23063028
36	05P5E1ZERAC	G23052758	156	1UULGX3PKFF	G23073073
37	5W4IERJ1EMB	G23052769	157	B3VEIYN3UEV	G23073077
38	SWLJYLVWUKO	G23052797	158	X52YYAESF3E	G23073110
39	1NOT1PUVI3S	G23052810	159	NMZJ4VG532M	G23073155
40	ATOI3RDJY5K	G23052821	160	H0OUXK5JUEN	G23073226
41	0GSMAF1NHSP	G23062839	161	5DEDLUII3HV	G23073271

42	1N23HE4A5HL	G23062850	162	33W5A03GOR5	G23083325
43	YQUCBS51BZQ	G23062851	163	SFVDHLSUL2C	G23083396
44	HS2XSVLBYZQ	G23062854	164	UKEUUHJ1P5R	G23083407
45	PJ45WFUQ3WT	G23062855	165	OCGSEUUCJDO	G23083473
46	O1LTVQOXLAG	G23062868	166	KCXAWSFUHGZ	G23083476
47	IOIDAFDLKBK	G23062898	167	AXANR3UNOOT	G23083477
48	WZZHIX1CWWE	G23062939	168	GRSYITTIROA	G23093953
49	2BVQOZKBWMK	G23062994	169	KQ2UHK1YVO4	G23093984
50	XQCGU5SZ1JN	G23073078	170	PNPEE3H0MHG	G23094027
51	GZ4MHQGBV2Q	G23073122	171	H21TQKYUZX3	G23094069
52	VQOD5A3VANZ	G23073128	172	AQBGJFVGD12	G23094070
53	YHJPVMEQD3M	G23073161	173	UDHJ02WYSQ1	G23094094
54	ZQN3DU5O5LE	G23073162	174	1EL2FZODCT2	G23094116
55	RN4VIAGWEYO	G23073163	175	UHBXNSO51EI	G23104145
56	EM1W3AZGGT4	G23073204	176	025FXXPZQQW	G23104151
57	CEXAJYUI0Y2	G23073224	177	T0HXL3ZLZE0	G23104219
58	THUGM5PFZ11	G23073261	178	HI4ABWZOIVN	G23104291
59	HO452R55GIL	G23083304	179	UCA02XF3VHS	G23104303
60	LIOFHYUD1AK	G23083343	180	F4SHCDDO3RN	G23104305
61	JQK1WQKKDM4	G23083354	181	T350WI2EMTY	G23104311
62	LFLLNEGGE2W	G23083387	182	OHO2BY4G5NH	G23104338
63	003EXHJFCOR	G23083403	183	4PMZH4WFKYS	G23104339
64	ZBHZKP0ZKTC	G23083410	184	VTPT15XWV0R	G23104342
65	JECFV4ZXLAO	G23083461	185	0XJA2U1WTX0	G23104382
66	VREZEDM4SVL	G23083466	186	JCIEAZOQEFP	G23104424
67	NVKTX5GW4R2	G23083508	187	UDHSHUSRTFQ	G23114451
68	OEDVYNN5JOW	G23083552	188	HCZ4UVEPCTU	G23114452

69	FSUVVZ4ESYE	G23093564	189	LVIEXKHMWLA	G23114455
70	ZHYUBDZCBBX	G23093565	190	PTUA2UVSKM4	G23114458
71	RF2UBRAETHB	G23093579	191	SFYWBBN004N	G23114476
72	15XRACUCV30	G23093581	192	VJBBKLUXALM	G23114490
73	LDQBWTTTB00	G23093583	193	HLNBYO0FBYY	G23114491
74	KO1MANP0HL3	G23093605	194	YJUWU2QBP1G	G23114492
75	RQKPTXHNNVN	G23093632	195	LVCFTSWQA24	G23114539
76	R2DYYBNFDUT	G23093955	196	MAE0Q3ODO0Q	G23114541
77	T30QC3NMUBU	G23093965	197	RBA0VRNRJ0B	G23114543
78	G3RIY0XJLYW	G23094004	198	GR3GT5V1NRV	G23114547
79	XYJPBB5ICFI	G23094017	199	0TL5F32KFJR	G23114583
80	DMBENGL15ER	G23094047	200	YFKSVBFXEZX	G23114589
81	XEZCZVMQS2P	G23094054	201	ZTNZF40IMEQ	G23114603
82	ZJIKWUGMULC	G23094105	202	CTKY3EJG351	G23114606
83	JYEDVJSJ5VZ	G23094106	203	XJSRYFOZ14G	G23114629
84	SSTBQ4VOE4B	G23094112	204	3O4KFWKYMPO	G23114637
85	KCMZFOPNH0V	G23094127	205	Z03XBVDULWZ	G23114643
86	NFDBJD043OH	G23104144	206	E25L4MSIGH2	G23114653
87	KU413WA2CSM	G23104160	207	20H4PKDVIFK	G23124655
88	DU34PM2X50Q	G23104169	208	SW23ET1FJKD	G23124656
89	RUNF41G212F	G23104170	209	EAJ4KPI35GS	G23124681
90	5SXLRO2420K	G23104178	210	3W4DFZQDN0G	G23124742
91	FF2J0GMIDCS	G23104205	211	V3VCPVQBZDH	G23124748
92	5F2FDQJE5JB	G23104206	212	CJMOYU5ZQ4E	G23124763
93	VKPEXWVQRAR	G23104215	213	LBWMAA0SCMU	G23124784
94	WDDNN1GLUEL	G23104218	214	MK0ZNUDD2K0	G23124786
95	QVO2NDANIAR	G23104223	215	4NHIA5VOY2B	G23124789

96	CQLWTGH2L45	G23104253	216	2FGIEYL12X0	G23124790
97	T25CSZY2K14	G23104262	217	KTMKEE2E0Q0	G23124804
98	PSWRY415GEY	G23104275	218	OU0MRRYYCXL	G23124805
99	R2KOJKVKBAH	G23104292	219	OJHLFZBLAFE	G23124808
100	2PYVRWOEDDA	G23104294	220	JCISKMVPG40	G23124813
101	0LUTSQY0PWE	G23104322	221	CP4TRF40LRO	G24014829
102	LRJMWV5LGWZ	G23104392	222	C3DU3EDRGI2	G24014832
103	GYKEAP5OED3	G23104411	223	E31MLRM3TL5	G24014833
104	OV0G0HPRZH0	G23104433	224	OWIO0JAP0HB	G24014839
105	TG1WXFRTW2Z	G23114442	225	MWT2T55EQZJ	G24014840
106	OMRQ0SSPOQ0	G23114459	226	M14LZ3NHNDL	G24014851
107	UGPH0ZOQ2JM	G23114464	227	MHYLIJI13F0	G24014861
108	3DFAIQGRX0Y	G23114468	228	ZC1IMUC3WIR	G24014862
109	BCVQ5FVUQKA	G23114474	229	CWXUYMTNXIG	G24014866
110	3UMSUPQXCT1	G23114477	230	KPYI3K0UUTB	G24014867
111	MCK5J3IHVNE	G23114483	231	3WBZCIH5CWW	G24014868
112	NJJDHXT5TJG	G23114494	232	T0JPI42PDOS	G24014869
113	GCRW3XDZ55H	G23114496	233	Y3CF5ZHVNXD	G24014871
114	VXQHMNWIXZS	G23114497	234	NOSVX0LLYHV	G24014881
115	KLTWMCXUH13	G23114542	235	RZEBEX2VDON	G24014883
116	QICOXW3AVQA	G23114564	236	DZIJBU3OBRV	G24014884
117	GQHNHB2RJJO	G23114580	237	GQCLUJ2AEN1	G24014894
118	UQRTXMQTG2C	G23114581	238	TJFIYQ3GUHL	G22028362
119	FG5J2WPLEGB	G23114582
120	NTSHGXC4K1Y	G23114584

99 Sponsor Approvals

Count	Recovco Loan ID	Loan #1	Count	Recovco Loan ID	Loan #1
1	4EAVBTTJM4R	Apex Real Estate Solutions	51	K3CYGWLWCSF	Bellago Homes
2	ZV5Q4OHG2JH	GP HOLDINGS	52	RICIPIM5YKD	Berk Custom Homes, Inc.
3	UP30ZZWZRIX	Grande Custom Builders	53	LZIPC5JMGIJ	Cal American Homes
4	0VFHDZ5HTDE	805 Capital LLC	54	DDZEQXKBEGM	Christopherson Builders
5	KYUN1EGZIU3	Bramli, LLC	55	V3BQYBJ2C2R	City Mark
6	2G4BJMHQASW	Canal Homes	56	4ZXG14VC4EJ	DB Residential LLC
7	RKFXPCZFL2M	E&M Builders Group	57	ZZEAB15WUJP	Durable Investments
8	EVV1RMHDJPM	Hi-Land Properties, LLC	58	R1B1UHHRZ4J	DVF Capital
9	OGO5LAUNOIJ	Isola Capital Management	59	Z45HKL3QZVT	East West Realty Investment
10	Z5U0VP0NFEO	Tapb Properties LLC	60	PARN0YLFT3I	Easy Sell Property Solutions
11	FWNG33KAEN2	THE RMCI GROUP, INC.	61	VV0ZBWEA2CQ	EBM Real Estate
12	L2SWXBXXLT5	Vesta Investments	62	UMNHVJSPSIU	Fair Home Buyers LLC
13	ULENWVY4ERT	Madison Investments	63	GUWEAFDSQR0	FINOA LLC
14	UGQAL502XBQ	Titn Development	64	4GQK351LDYY	Haven Development
15	UIXYCMVUH25	Travis Custom Homes	65	FXPEWJRRVPY	Invictus Real Estate Partners
16	HK0LAIVONSZ	UR Development	66	TEX3O2TUVLQ	JCM Capital Investments
17	BAZGMNSEODR	My Groups Inc	67	DA4VK5OFFSC	Kleinberger Group
18	4CZO54K5W3P	Ronaldo LLC	68	A5UDILTCPJP	KMS Enterprises
19	0RFCDGRLYG1	Alpha Holdings	69	ZOYSKHNCKRY	Level One Properties
20	LUHOXYXX4KW	Amicus Properties	70	4NED3ABKGUO	Lida Real Estate Investment
21	2NRSJNFES3M	Corman Leigh Communities	71	OOUAZ0WPR5I	Meg Blu Home
22	RWH1OLZI2H2	Grandway Group	72	Q5BZXBKQSDP	MJVS Investments LLC
23	X3UFAAHO3Y0	Property Ventures LLC	73	SF2B0AK4NPB	MN Custom Homes
24	JQ4FRJRXINE	Roback Property Group LLC	74	SJHTYGSJEJU	Modern Capital Development Group

25	4ROVNYVYYIL	CA DCM Flips LLC	75	O33ILYO0KB1	Next Generation Capital II, LLC
26	2PNNCG11JM4	California West Communities	76	RREYL5N2MHB	ONWARD CAPITAL, LLC
27	MNKP3U2GVGZ	LXR Properties	77	OZTMEYXA3J0	Paramount Investments
28	D1IMRJ5TWBN	Noho Solutions, Inc. n/k/a Orchard Technologies, I	78	XWPEXNTY1DL	Sai Property Investments, Inc.
29	RGKBDTMIT1M	Red Door Assets LLC	79	0QTEDJBK5B2	Tarek Buys Houses, LLC
30	OWSYLK5VRMW	Terra Holdings	80	GONT0XX2I0B	The Lalezari Group
31	4HZ40CKXD3R	M&F Ocean Holdings, LLC	81	NJL3DP34R2Z	The Najar Group
32	V2SRRIDJFY1	RemodelB4sale	82	5ZOT5HKXGVI	Thomas James Capital, Inc.
33	KLPKGI4UFKV	The Attia Group	83	4TSBNSZXF5G	TP Home, LLC
34	BYJSQPB0KNH	Building Bloch Capital	84	5ZPICD1DUSG	Trilogy Investment Co.
35	JQBB31EPU15	Casa For You	85	LTEMPTOXRB4	Weintraub RE Group
36	5XPVMOLASUV	Constitution Management	86	DY0TKMA1M2X	Winchris Developers LLC
37	SBEX4WLDXN5	Equity Track	87	OJDI423BOO0	DS1 Construction, Inc
38	MC0X4Z21ESY	Evergrand Holding	88	WVSBG1RRWR3	Gatsby Investments
39	PY5H0NLCGJP	Klein Development	89	O00YDN53SZF	Greypoint Development, LLC (f/k/a Cratus Homes, LL
40	TK0H2DVU45H	Newshire Investments, Inc.	90	J222U0KNWAI	Harness Homes Group LLC
41	2QZSNIGTA3F	NicAnthony, LLC	91	J2W5YBOECU1	Invest Home 365
42	V50Q3QCH1VE	Pacific Legacy Real Estate & Investments, Inc.	92	IXNIJKMIWOI	MJW Group
43	D4NWEGFXIAK	Rain Garden LLC	93	0TMDTJILSVX	Monterey Bay
44	ELQP5N0D5YH	Rincon Real Estate Group, Inc	94	YNWMRDPFKPA	Nam Sanh Family Holdings
45	H4VTWAZ4VSI	Rocklyn Homes	95	VG5O40BHL4R	Northway Homes fka LAudace
46	YQ4FO2TJW3V	Sterling Land Acquisitions	96	B1SWHKR1YJH	The Upper Group, LLC
47	SEKSXIZCZWM	Virginia Sell Now	97	3HUTAPO4EVE	Tourmaline Properties, Inc.
48	EET3TMBWGYR	Yoso Properties	98	HEZDQSPKMKS	Umtanum Funds LLC
49	JSHPEBVLM4W	412 Properties	99	HIVQ1C2P5SQ	Urban View Development Group Inc.
50	WPPZSVKSPH2	ALNA Properties